Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Abstract]
Amount outstanding	$ 122,700	$ 244,686
Federal Home Loan Bank of New York [Member]
Short-term Debt [Abstract]
Amount outstanding	0	0
Federal Reserve Bank of New York [Member]
Short-term Debt [Abstract]
Amount outstanding	0	0
Cash Management [Member]
Short-term Debt [Abstract]
Amount outstanding	122,700	244,686	$ 214,755
Maximum amount outstanding at any month end	253,219	244,686	213,043
Average amount outstanding	$ 177,599	$ 232,815	$ 180,065
Weighted average interest rate, For the year	0.42%	0.39%	0.56%
Weighted average interest rate, As of year end	0.86%	0.37%	0.47%